INVENTORIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Impairment of inventory	$ 678,370	$ 48,589
General and Administrative Expense [Member]
Impairment of inventory	$ 104,000	$ 49,000